Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (“Freddie Mac”)

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-765 (the “SPCs”)

FREMF 2026-K765 Mortgage Trust (the “Issuing Entity”)

Multifamily Mortgage Pass-Through Certificates, Series 2026-K765

     (together with the SPCs, the "Certificates")

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a portfolio of mortgage loans (the “Mortgage Loans”) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s Certificates securitization transaction (the “Transaction”) as of 30 March 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
f.	A draft of the preliminary information circular for the Transaction (the “Draft Preliminary Information Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by Freddie Mac upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 March 2026

Attachment A Page 1 of 9

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information as of 1 April 2026 (the “Cut-Off Date”) relating to the Mortgage Loans and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated any differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, Freddie Mac provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, Freddie Mac instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct any differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the procedures described in the Items above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information as of the Cut-Off Date relating to the Mortgage Loans.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Mortgage Loan (except for any Interest Only Loan(s) or Amortizing Loan(s) (both as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

For any Amortizing Loan, Freddie Mac instructed us to use “0” for the “IO Period” characteristic.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),

as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),

as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, we recalculated the principal balance as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” (the “Maturity Balance”) of each Mortgage Loan, assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Mortgage Loan.

11.	Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the “Cut-Off Date Loan Amount” and “Loan Group,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Loan Group Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	CREFC Royalty Fee,
e.	Master Servicing Surveillance Fee and
f.	Special Servicing Surveillance Fee,

as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

14.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,

as applicable, as shown on the Final Data File, the additional instruction(s) provided by Freddie Mac with respect to any Split Mortgage Loan (as defined herein) described in the succeeding paragraph(s) of this Item and the applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:

i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above for any group of Mortgage Loans with the same value (except for “N/A”) for the “Crossed Loans” characteristic (each such group of Mortgage Loans is a “Crossed Loan Group”), as shown on the Final Data File, by:

a.	Recalculating each characteristic listed in i. through iii. above on an individual basis for each Mortgage Loan in the Crossed Loan Group,
b.	Recalculating the weighted average of each characteristic listed in i. through iii. above for all of the Mortgage Loans in the Crossed Loan Group by weighting the result of a. above for each Mortgage Loan in the Crossed Loan Group by the “Cut-Off Date Loan Amount” of such Mortgage Loan, as shown on the Final Data File, and
c.	Rounding the result of b. above to two decimal places.

For the purpose of recalculating the characteristics listed in i. through iii. above for any Split Mortgage Loan, Freddie Mac instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.	The aggregate amortizing monthly debt service for the related Companion Loan(s) (as defined herein) as described in the applicable Data Source(s) (as defined herein),

in place of the “Monthly Debt Service Amount (Amortizing)” characteristic used in these recalculations.

Attachment A Page 6 of 9
16.	Using:
a.	Information on the Final Data File,
b.	The additional instruction(s) provided by Freddie Mac with respect to any Split Mortgage Loan described in the succeeding paragraph(s) of this Item and
c.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular,

we recalculated the:

i.	UW NCF DSCR,

ii.	UW NCF DSCR (IO),
iii.	Cut-Off Date LTV,
iv.	Maturity LTV and
v.	Cut-Off Date Balance/Unit

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through iv. above to the nearest 1/10th of one percent.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iv. above for any Crossed Loan Group by:

a.	Recalculating each characteristic listed in i. through iv. above on an individual basis for each Mortgage Loan in the Crossed Loan Group,
b.	Recalculating the weighted average of each characteristic listed in i. through iv. above for all of the Mortgage Loans in the Crossed Loan Group by weighting the result of a. above for each Mortgage Loan in the Crossed Loan Group by the “Cut-Off Date Loan Amount” of such Mortgage Loan, as shown on the Final Data File, and
c.	Rounding the result of b. above to two decimal places for the characteristics listed in i. through ii. above and rounding the result of b. above to the nearest 1/10th of one percent for the characteristics listed in iii. through iv. above.

Attachment A Page 7 of 9

16. (continued)

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristic listed in v. above for any Crossed Loan Group by dividing the aggregate “Cut-Off Date Loan Amount” of the Mortgage Loans in the Crossed Loan Group by the aggregate “Total Units” of the Mortgage Loans in the Crossed Loan Group.

For the purpose of recalculating the characteristic listed in i. above for any Split Mortgage Loan, Freddie Mac instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.	The aggregate amortizing monthly debt service for the related Companion Loan(s), as described in the applicable Data Source(s),

for the applicable debt service used in this recalculation.

For the purpose of recalculating the characteristic listed in ii. above for any Split Mortgage Loan, Freddie Mac instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (IO),” as shown on the Final Data File, and
b.	The aggregate interest only monthly debt service for the related Companion Loan(s), as described in the applicable Data Source(s),

for the applicable debt service used in this recalculation.

For the purpose of recalculating the characteristics listed in iii. and v. above for any Split Mortgage Loan, Freddie Mac instructed us to use the sum of the:

a.	Cut-Off Date Loan Amount and
b.	Additional Financing Amount (Existing),

as shown on the Final Data File, for the applicable principal balances used in these recalculations.

For the purpose of recalculating the characteristic listed in iv. above for any Split Mortgage Loan, Freddie Mac instructed us to use the sum of the:

a.	The “Maturity Balance,” as shown on the Final Data File, and
b.	The aggregate principal balance of the Companion Loan(s) as of the maturity date of the Companion Loan(s), assuming all scheduled payments of principal and/or interest are made on the Companion Loan(s) and there are no repayments or other unscheduled collections, as described in the applicable Data Source(s), for the applicable principal balances used in this recalculation.

For any Amortizing Loan, Freddie Mac instructed us to use “N/A” for the “UW NCF DSCR (IO)” characteristic.

Attachment A Page 8 of 9

17.	Using the:
a.	Cut-Off Date Loan Amount,
b.	Monthly Debt Service Amount (Amortizing),
c.	Additional Financing Amount (Existing),
d.	UW NCF and
e.	Appraised Value,

as applicable, as shown on the Final Data File, the applicable subordinate or supplemental financing information as shown in the applicable Source Document(s) and the applicable calculation methodologies and assumptions provided by Freddie Mac described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	CDCR (Combined DCR) and
ii.	CLTV (Combined LTV)

of any Mortgage Loan with “Yes” for the “Additional Financing In Place (existing) (Y/N)” characteristic on the Final Data File and the applicable Source Document(s) require hard payments of debt service (each, a “Mortgage Loan with Additional Hard Pay Financing”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristic listed in i. above to two decimal places and the characteristic listed in ii. above to the nearest 1/10th of one percent.

For any Mortgage Loan with Additional Hard Pay Financing, Freddie Mac instructed us to recalculate the “CDCR (Combined DCR)” by dividing the “UW NCF” by the sum of:

a.	Twelve (12) times the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.	The aggregate applicable debt service of any subordinate or supplemental financing, recalculated each individually, as applicable, if the applicable Source Document(s) indicate the subordinate loan amortization type is:
i.	Amortizing (each, a “Additional Hard Pay Financing Amortizing Loan”), as twelve (12) times the amortizing monthly debt service amount or the annualized amortizing debt service amount, both as shown in the applicable Source Document(s), and/or
ii.	Interest only (each, a “Additional Hard Pay Financing Interest Only Loan”), as twelve (12) times the product, rounded to two decimal places, of:
(a)	The original principal balance of each Additional Hard Pay Financing Interest Only Loan and
(b)	The product of:
1.	1/12th of the gross interest rate, as shown in the applicable Source Document(s), and 365/360, if the applicable Source Document(s) indicate the accrual basis is “Actual/360,” or
2.	The gross interest rate, as shown in the applicable Source Document(s), and 30/360, if the applicable Source Document(s) indicate the accrual basis is “30/360.”

Attachment A Page 9 of 9

17. (continued)

For any Mortgage Loan with Additional Hard Pay Financing, Freddie Mac instructed us to recalculate the “CLTV (Combined LTV)” by dividing:

a.	The applicable sum of:
i.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and
ii.	The aggregate principal balance of any subordinate or supplemental financing as of the Cut–Off Date, which we were instructed to recalculate by using the applicable subordinate or supplemental financing information as shown in the applicable Source Document(s) and assuming all scheduled payments of principal and/or interest are made and that there are no other prepayments or other unscheduled collections, by
b.	The “Appraised Value,” as shown on the Final Data File.

For any Mortgage Loan that is not a Mortgage Loan with Additional Hard Pay Financing, Freddie Mac instructed us to use “N/A” for the characteristics listed in i. and ii. in the first paragraph of this Item.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Freddie Mac that are described above.

18.	Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”). We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 17

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Metropolitan Statistical Area	MSA Support File
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Investment Brief, Property Inspection and Lease Audit
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report
Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Zoning Status	Zoning Summary, Appraisal Report
Management Company	Management Agreement, Multifamily Loan and Security Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Valuation Date	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Engineering Report Date	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Environmental Firm	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A Page 2 of 17

Third Party Information: (continued)

Characteristic	Source Document(s)

Phase II Performed (Y/N)	Phase II Environmental Report
Phase II Environmental Report Date	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML Report Required (Y/N)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Firm	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Multifamily Information:

Characteristic	Source Document(s)

Total Units	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy %	Rent Roll, Appraisal Report
Tenant Concentration Type	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Green Advantage	Multifamily Loan and Security Agreement, Green Assessment Report
Condo Ownership (% or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Investment Brief
Affordable LI Units (<=80% AMI)	CRA Report
Affordable LI Units (<=60% AMI)	CRA Report
Affordable VLI Units (<=50% AMI)	CRA Report

Exhibit 1 to Attachment A Page 3 of 17

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement Diligence Spreadsheet, Multifamily Loan and Security Agreement, Land Use Restriction Agreement
Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Regulatory Agreement Diligence Spreadsheet, Multifamily Loan and Security Agreement, Land Use Restriction Agreement
Description of Regulatory Agreement(s)	Regulatory Agreement Diligence Spreadsheet, Multifamily Loan and Security Agreement, Land Use Restriction Agreement
% Units with Income Restrictions	Regulatory Agreement Diligence Spreadsheet, Multifamily Loan and Security Agreement, Land Use Restriction Agreement
% Units with Rent Restrictions	Regulatory Agreement Diligence Spreadsheet, Multifamily Loan and Security Agreement, Land Use Restriction Agreement
HAP Maturity Date	Regulatory Agreement Diligence Spreadsheet, Multifamily Loan and Security Agreement, Land Use Restriction Agreement
Regulatory Agreement (Yes/No)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Regulatory Agreement Diligence Spreadsheet, Land Use Restriction Agreement

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Underwriter’s Summary Report, Investment Brief

Exhibit 1 to Attachment A Page 4 of 17

Insurance Information:

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report, Flood Insurance Policy
Seismic Insurance if PML >= 20% (Yes/No)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Multifamily Loan and Security Agreement

Underwriting Information:

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Underwriter’s Summary Report, Investment Brief
3rd Most Recent EGI	Underwriter’s Summary Report, Investment Brief
3rd Most Recent Expenses	Underwriter’s Summary Report, Investment Brief
3rd Most Recent NOI	Underwriter’s Summary Report, Investment Brief
3rd Most Recent NCF	Underwriter’s Summary Report, Investment Brief
2nd Most Recent Financial End Date	Underwriter’s Summary Report, Investment Brief
2nd Most Recent EGI	Underwriter’s Summary Report, Investment Brief
2nd Most Recent Expenses	Underwriter’s Summary Report, Investment Brief
2nd Most Recent NOI	Underwriter’s Summary Report, Investment Brief
2nd Most Recent NCF	Underwriter’s Summary Report, Investment Brief
Most Recent Financial End Date	Underwriter’s Summary Report, Investment Brief
Most Recent EGI	Underwriter’s Summary Report, Investment Brief
Most Recent Expenses	Underwriter’s Summary Report, Investment Brief
Most Recent NOI	Underwriter’s Summary Report, Investment Brief
Most Recent NCF	Underwriter’s Summary Report, Investment Brief
UW EGI	Underwriter’s Summary Report, Investment Brief
UW Expenses	Underwriter’s Summary Report, Investment Brief
UW NOI	Underwriter’s Summary Report, Investment Brief
Underwritten Annual Reserves	Underwriter’s Summary Report, Investment Brief
UW NCF	Underwriter’s Summary Report, Investment Brief

Exhibit 1 to Attachment A Page 5 of 17

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Entity Type	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
State of Organization	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Delaware Statutory Trust (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115, Organization Chart
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Tenants In Common (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Multifamily Loan and Security Agreement
Recourse (Y/N)	Promissory Note, Guaranty Agreement, Multifamily Loan and Security Agreement
Recourse Description	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Environmental Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Multifamily Loan and Security Agreement
Fraud Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement
Waste Carveout (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Guaranty Agreement

Exhibit 1 to Attachment A Page 6 of 17

Mortgage Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Multifamily Loan and Security Agreement, Settlement Statement
Freddie Mac Loan Number	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Optigo Lender	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Note Date	Promissory Note
Original Loan Amount	Promissory Note, Amended Promissory Note, Participation Agreement
Gross Interest Rate	Promissory Note
Loan Amortization Type	Promissory Note
Monthly Debt Service Amount (IO)	Promissory Note
Monthly Debt Service Amount (Amortizing)	Promissory Note
First Payment Date	Promissory Note
Payment Date	Promissory Note
Maturity Date	Promissory Note
Rate Type	Promissory Note
Accrual Basis	Promissory Note
Late Charge Grace Period	Promissory Note
Prepayment Provision	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Partial Defeasance Permitted (Y/N)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Defeasance To Maturity (Yes/No)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Compliance Provisions (Yes/No)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy, Security Instrument
Lien Position	Title Policy
Ground Lease Rent	Ground Lease, Ground Lease Estoppel
Ground Lease Maturity Date	Ground Lease, Ground Lease Estoppel
Ground Lease Expiration Date w/ Extensions	Ground Lease, Ground Lease Estoppel
Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (Existing) (Yes/No)	Promissory Note, Amended Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Participation Agreement

Exhibit 1 to Attachment A Page 7 of 17

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Assumption Fee	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Additional Financing Amount (Existing)	Promissory Note, Amended Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Participation Agreement
Additional Financing Description (Existing)	Promissory Note, Amended Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Participation Agreement
Future Mezzanine Debt (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing (Yes/No)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Substitution Permitted (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Substitution Agreement
Number of Properties	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Appraisal Report
Collateral Release Price ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Crossed Loans	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Release (Y or N or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Release Provisions (Description or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Independent Director (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel, Seller’s Counsel’s Certification
Primary Servicing Fee	Exhibit A to Commitment Letter, Early Rate Lock Application
Trustee Fee	Trustee Fee Bid Package

Exhibit 1 to Attachment A Page 8 of 17

Reserve/Escrow Information:

Characteristic	Source Document(s)

Tax Reserve (Initial)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Reserve (Monthly)	List of All Escrow Accounts Held, Servicing Tape
Insurance Reserve (Initial)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Reserve (Monthly)	List of All Escrow Accounts Held, Servicing Tape
Engineering Reserve/Deferred Maintenance	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Initial)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve (Initial)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve Description	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Servicing Tape
Other Reserve (Monthly)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Exhibit 1 to Attachment A Page 9 of 17

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Springing Reserve Type	Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve Amount	Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve Description	Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Multifamily Loan and Security Agreement, Escrow Agreement
Specify Accounts for Escrows/Reserves LOC	Multifamily Loan and Security Agreement, Escrow Agreement
Letter of Credit Amount	Letter of Credit, Multifamily Loan and Security Agreement
Letter of Credit Description	Letter of Credit, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A Page 10 of 17

Notes:

1.	For the purpose of comparing certain Compared Characteristics, Freddie Mac instructed us to use certain Microsoft Excel file(s) in the table below as the Source Document(s), which were provided by Freddie Mac on the date listed in the table below.

Source Document	Microsoft Excel File Name	Date File Received

MSA Support File	MSA File_2026-03-16.xlsx	3/17/2026
CRA Report	cra2 (1).csv	3/13/2026
Regulatory Agreement Diligence Spreadsheet	K-765 Regulatory Agreement Diligence Spreadsheet(101077.1).xlsx	3/13/2026
Servicing Tape	Servicer Escrow Template_2026-03-23.xlsx	3/23/2026

2.	For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning summary Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

3.	For the purpose of comparing the “Appraised Value,” “Appraisal Valuation Date” and “Appraised Value Type” characteristics for any Mortgage Loan listed in the table below, Freddie Mac instructed us to:
a.	Use the appraised value and appraisal value date, both as shown in the applicable Source Document(s), that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of the table below for the “Appraised Value” and “Appraisal Valuation Date” characteristics, respectively, and
b.	Use the appraisal valuation type listed in the “Appraised Value Type” column of the table below for the “Appraised Value Type” characteristic.

Mortgage Loan	Valuation Type from Appraisal Report	Appraised Value Type

Renaissance Apartments	Hypothetical Value As-If Restricted	As-Is
Latitude At The Commons	Hypothethical As If Restricted w/ Tax Exemption	As-Is
88 Tompkins Avenue	As Is – With 421A	As-Is
Cross Creek Apartments	Market Value “As Is” - Restricted	As-Is
Saratoga Ridge Apartments	Hypothetical As If Stabilized with 50% CHDO Exemption	As-Is
Cedarwest Apartments	“As-Is Restricted Rent Value”	As-Is
Sabal Ridge I	Market Value “As Is” - Restricted	As-Is
St. Bakhita Apartments	As Is (As Is with Current LIHTC and HAP Rents)	As-Is

4.	For the purpose of comparing the “Immediate Repairs Cost Estimate” and “Replacement Reserves Cost Estimate per Year” characteristics, Freddie Mac instructed us to use “$0” for the “Immediate Repairs Cost Estimate” and “Replacement Reserves Cost Estimate per Year” characteristics if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

Exhibit 1 to Attachment A Page 11 of 17

5.	For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report or preliminary environmental screening site report Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

6.	Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)” and “Phase II Environmental Report Date” characteristics only for those Mortgage Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

7.	For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document(s) was less than $5,000.

8.	Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Mortgage Loans with “Yes” for the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File. If the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Document(s) state that a seismic assessment has been waived. If the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Document(s) indicate that a seismic assessment has been waived or the related loan file does not contain a seismic report Source Document, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics. If the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

Exhibit 1 to Attachment A Page 12 of 17

9.	For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Mortgage Loan, as shown in the appraisal report or rent roll Source Document.

10.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidies for occupied units,

all as shown in the rent roll Source Document, and to ignore differences of +/- $5 or less.

If the market rent or in-place rent, as applicable, for any unit was not shown in the rent roll Source Document, Freddie Mac instructed us to exclude the corresponding unit(s) for the purpose of comparing the “Monthly Rent Per Unit” characteristic.

11.	For the purpose of comparing the “Occupancy As of Date” characteristic, Freddie Mac instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units for the purpose of comparing the “Occupancy %” characteristic.

12.	For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living,” as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate, liability insurance certificate or flood insurance policy Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

14.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate or flood insurance policy Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate or flood insurance policy Source Document indicates that flood insurance is in place.

Exhibit 1 to Attachment A Page 13 of 17

15.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Yes/No)” characteristic if:
a.	The “PML (%),” as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document, and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Yes/No)” characteristic even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

16.	For the purpose of comparing the “Underwriting Information” and “Reserve/Escrow Information” characteristics that are expressed as dollar values, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Underwriting Information” characteristics and
b.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics.

17.	For the purpose of comparing the “Borrower Or Principal Prior Bankruptcy (Y/N)” characteristic, Freddie Mac indicated that the applicable Source Document(s) are not provided for public entities and endowments and to ignore such entities when determining the “Borrower Or Principal Prior Bankruptcy (Y/N)” characteristic.

18.	For the purpose of comparing the “Optigo Lender” characteristic, Freddie Mac instructed us to use the “Lender” of the Mortgage Loan, as shown in the applicable Source Document(s).

Exhibit 1 to Attachment A Page 14 of 17

19.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Mortgage Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”),

and which also has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product, rounded to two decimal places, of:

i.	The “Original Loan Amount,” as shown on the Preliminary Data File,
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
iii.	365/360.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which also has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Loan Amount,” as shown on the Preliminary Data File and
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Mortgage Loan with “Balloon” or “Fully Amortizing” for the “Loan Amortization Type” characteristic on the Preliminary Data File (each, an “Amortizing Loan”), Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

20.	For certain Mortgage Loans, the applicable Source Document(s) may contain the following language:

“If Lender has not received the full amount of any monthly payment by the 10th day of any month or any amount due under any Loan Document by the 9th day after its due date (unless applicable law requires a longer period of time before a late charge may be imposed), then Borrower must pay a late charge to Lender.”

For the purpose of comparing the “Late Charge Grace Period” characteristic for any Mortgage Loan which contains the language described above in the applicable Source Document(s), Freddie Mac instructed us to use “10” for the “Late Charge Grace Period” characteristic, which is inclusive of the related “Payment Date.”

Exhibit 1 to Attachment A Page 15 of 17

21.	For the purpose of comparing the “Prepayment Provision” characteristic for Mortgage Loans which permit defeasance, as shown in the applicable Source Documents, Freddie Mac instructed us to include all “Payment Dates” on or prior to the Cut-Off Date in the lockout period regardless of whether the Mortgage Loan was actually in a lockout period on those “Payment Dates.”

For the purpose of comparing the “Prepayment Provision” characteristic, Freddie Mac instructed us to ignore any prepayment premiums or other conditions related to prepayments made in connection with a tax abatement, purchase agreement, release of funds from any reserve(s) or loan equalization payment, as described in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Provision” characteristic, Freddie Mac instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

22.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.	Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Funds are then swept into a lender-controlled account and
b.	Springing – a cash management administration method where, at the origination of the Mortgage Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Prior to a trigger event, the funds will be swept to a borrower-controlled account. Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

23.	For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Mortgage Loan, as shown in the cash management agreement or lockbox agreement Source Document.

24.	For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Information Circular and other Transaction offering documents as the sub-servicing fee.

25.	For the purpose of comparing the “Trustee Fee” characteristic, Freddie Mac indicated that the “Trustee Fee” of 0.00500% per annum for each Mortgage Loan on the Preliminary Data File is comprised of a certificate administrator fee of 0.00470% per annum and a trustee fee of 0.00030% per annum, as shown in the applicable Source Document.

Exhibit 1 to Attachment A Page 16 of 17

26.	Freddie Mac indicated that any Mortgage Loan(s) listed in the table below (each a “Split Mortgage Loan”) are each comprised of one or more portions of the related mortgage whole loan (each a “Whole Loan”), which also has one or more portions that will not be assets of the Transaction’s issuing entity (each, a “Companion Loan”).

For each Whole Loan listed in the table below, the applicable Source Document(s) listed in the “Data Source(s)” column of the table below indicate that each Whole Loan was split into multiple components.

Whole Loan	Mortgage Loan and Companion Loan(s)	Original Component Balances	Data Source(s)

N/A	N/A	N/A	N/A

For the purpose of comparing the “Original Loan Amount” characteristic for any Split Mortgage Loan, Freddie Mac instructed us to use the information in the “Original Component Balances” column of the table above that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of the table above.

For the purpose of comparing the “Additional Financing Amount (Existing)” characteristic for any Split Mortgage Loan, Freddie Mac instructed us to use the information in the “Original Component Balances” column of the table above that is associated with the “Companion Loan(s)” component(s) of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of the table above.

For the purpose of comparing the “Additional Financing In Place (Existing) (Yes/No)” characteristic, Freddie Mac instructed us to “Yes” for any Split Mortgage Loan.

For the purpose of comparing the “Additional Financing Description (Existing)” characteristic for any Split Mortgage Loan listed in the table above, Freddie Mac instructed us to include the Companion Loan(s), as described in the applicable Source Document(s).

27.	For any Mortgage Loan listed in the table below, Freddie Mac instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Mortgage Loan	Characteristic

N/A	N/A

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Preliminary Data File, or (b) instruction(s) provided by Freddie Mac described in this Note.

Exhibit 1 to Attachment A Page 17 of 17

28.	For the Mortgage Loan identified on the Preliminary Data File as “Cedarwest Apartments,” Freddie Mac instructed us to perform procedures on the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics, as shown on the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Loan No. / Property No.
Property Name
Loan Group
Master Servicing Fee
CREFC Royalty Fee
Master Servicing Surveillance Fee
Special Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type
Environmental Insurance Expiration Date
Environmental Insurance Carrier (Name or N/A)
Environmental Insurance Carrier Rating
Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.